Financial Instruments	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS

NOTE 10:- FINANCIAL INSTRUMENTS

a.	Classification of financial liabilities:

			Convenience
			translation (Note 2c)
	December 31,		December 31,
	2018	2019	2019
	N I S		U.S. dollars
Financial liabilities at amortized costs:

Trade payables	20,723	17,062	4,937
Other payables	1,076	1,203	348
Liability in respect of Government grants	14,643	14,812	4,286
Lease Liabilities	-	7,503	2,171
Loan from others	94,360	123,780	35,816

	130,802	164,360	47,558
Financial liabilities at fair value through profit and loss:

Warrants measured at fair value	6,168	16,354	4,732

Total Financial liabilities	136,970	180,714	52,290

Total current	21,799	18,959	5,486
Total non-current	115,171	161,755	46,804

b.	Financial risk factors:

The Company's activities expose it to various market risks (foreign currency risk, Israeli CPI risk and interest rate risk) and credit risk. The Company's comprehensive risk management plan focuses on activities that reduce to a minimum any possible adverse effects on the Company's financial performance.

Risk management is performed by the Company's Board. The Board identifies, measures and manages financial risks in collaboration with the Company's operating units. The Board establishes documented objectives for the overall risk management activities as well as specific policies with respect to certain exposures to risks such as exchange rate risk, interest rate risk, credit risk, the use of non-derivative financial instruments and the investments of excess liquid positions.

Foreign currency risk:

The Company has cash that is exposed to possible fluctuations in the U.S. dollar and Euro exchange rates. The currency exposure arising from current accounts is partly managed in Dollars and in Euro. As of December 31, 2019, the carrying amounts of USD and EURO were NIS 60,269 and NIS 3,065 respectively.

Credit risk:

The Company has no significant concentrations of credit risk. All deposits are invested in financial institutions that are considered to be financially sound.

c.	Liquidity risk:

The Company monitors the risk to a shortage of funds using a liquidity planning tool.

The Company assessed the concentration of risk with respect to refinancing its debt and concluded it to be low. Access to sources of funding is sufficiently available and debt maturing within 12 months can be rolled over with existing lenders.

The table below summarizes the maturity profile of the Company's financial liabilities based on contractual undiscounted payments (including interest payments):

December 31, 2019:

	Less than one year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	> 5 years	Total
	NIS in thousands

Trade payables	17,062	-	-	-	-	-	17,062
Other payables	1,203	-	-	-	-	-	1,203
Lease liabilities	1,238	1,153	1,128	1,128	1,174	4,156	9,977
Loans from others	-	4,180	8,361	89,956	32,204	208,090	342,791
Liability in respect of Government grants	-	4,189	8,377	11,173	-	-	23,739

	19,503	9,522	17,866	102,257	33,378	212,246	394,772

December 31, 2018:

	Less than one year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	> 5 years	Total
	NIS in thousands

Trade payables	20,723	-	-	-	-	-	20,723
Other payables	1,076	-	-	-	-	-	1,076
Loans from others	-	-	4,655	9,310	100,169	174,477	288,611
Liability in respect of Government grants	-	-	4,636	9,269	12,383	-	26,288

	21,799	-	9,291	18,579	112,552	174,477	336,698

d.	Fair value:

Regarding the fair value of liability for warrants (see Note 10 (a) above). The carrying amount of cash and cash equivalents, other receivables, other long-term assets, trade payables and other payables approximates their fair value due to the short-term maturities of such instruments.

e.	Fair value measurement:

As of December 31, 2019, warrants liability is measured at fair value and classified as Level 1 while loans from others and government grants are classified as Level 2.

During 2019 there were no transfers in respect of fair value measurement of any financial instrument between Level 1 and Level 2, and there were no transfers into or out of Level 3 fair value measurements of any financial instrument.

f.	Changes in liabilities arising from financing activities:

	Loans from others	Lease liabilities	Total liabilities arising from financing activities

Balance as of January 1, 2018	-	-	-
Cash flows	84,321	-	84,321
Effect of changes in fair value	10,039	-	10,039

Balance as of December 31, 2018	94,360	-	94,360

Adoption of IFRS 16	-	8,084	8,084
Cash flows	15,337	(581)	14,756
Effect of changes in fair value	14,083	-	14,083

Balance as of December 31, 2019	123,780	7,503	131,283